Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Cash Dividends Declared Per Ordinary Share

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2014		2015
	Dividends Per Share (US$)	Amount (in US$ thousands)	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,056	$0.0375	$5,156
Second quarter	$0.0375	5,060	$0.0375	5,166
Third quarter	$0.0375	5,081	$0.0375	5,230
Fourth quarter	$0.0375	5,084	$0.0375	5,232

		$20,281		$20,784